Fair Value Measurements - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 162,797	$ 25,646	$ 26,341	$ 18,566
Stock purchase warrant	4,657
Investment in term loans and interest receivable	0	136,061
Long-term debt, including current portion	(656,063)	(744,634)
Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrant					3,420
Carrying Amount Asset/(Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	162,797	25,646
Carrying Amount Asset/(Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 2 [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	(18,225)	(25,268)
Carrying Amount Asset/(Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 3 [Member] | Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrant	4,657
Carrying Amount Asset/(Liability) [Member] | Fair Value Measurements, Other [Member] | Equity Accounted Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity accounted investments	14,980	16,930
Carrying Amount Asset/(Liability) [Member] | Fair Value Measurements, Other [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion	(656,063)	(744,634)
Carrying Amount Asset/(Liability) [Member] | Fair Value Measurements, Other [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in term loans and interest receivable		136,061
Fair Value Asset/(Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	162,797	25,646
Fair Value Asset/(Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 2 [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	(18,225)	(25,268)
Fair Value Asset/(Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 3 [Member] | Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrant	4,657
Fair Value Asset/(Liability) [Member] | Fair Value Measurements, Other [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion	(617,761)	(679,910)
Fair Value Asset/(Liability) [Member] | Fair Value Measurements, Other [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in term loans and interest receivable		$ 134,857